UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2015

Date of reporting period:	1/31/2015

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»CLOSED-END FUNDS

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

SEMIANNUAL REPORT • JANUARY 31, 2015

Objective

High level of current income

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIM is a Prudential Financial company. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2015

Dear Shareholder:

We hope you find the semiannual report for Prudential Global Short Duration High Yield Fund, Inc. informative and useful. The report covers performance for the six-month period ended January 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Short Duration High Yield Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, Prudential Investments, LLC and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Short Duration High Yield Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at www.prudentialfunds.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below-investment-grade fixed income instruments of issuers located around the world, including emerging markets.* The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.

*There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds, commonly referred to as “junk bonds,” are below investment grade and are considered speculative. They are rated Ba, B by Moody’s Investors Service, Inc. (“Moody’s”); BB, B by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”); or are comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by PIM to be of comparable quality.

Performance Snapshot as of 1/31/15
Price Per Share	Total Return For Six Months Ended 1/31/15
$17.20 (NAV)	–1.33%
$16.45 (Market Price)	3.21%

Total returns are based on changes in net asset value (“NAV”) or market price. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: Prudential Investments LLC.

Key Fund Statistics as of 1/31/15
Duration	2.5 years	Average Maturity	3.9 years

Duration shown is leverage adjusted. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

2	Visit our website at www.prudentialfunds.com

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/15
A	0.3%
BBB	2.6
BB	42.0
B	47.2
CCC	4.7
CC	0.2
Not Rated	0.5
Cash/Cash Equivalents	2.5
Total Investments	100.0%

Source: PIM. Credit ratings reflect the highest rating assigned by Moody’s, S&P or Fitch. Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Yield and Dividends as of 1/31/15
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/15
$1.00	$0.125	9.12%

Yield at Market Price is the annualized rate determined by dividing current monthly dividend paid per share by the market price per share as of January 31, 2015.

Prudential Global Short Duration High Yield Fund, Inc.	3

Strategy and Performance Overview

How did the Fund perform?

During the six-month reporting period ended January 31, 2015, the Prudential Global Short Duration High Yield Fund, Inc.’s NAV per share declined by $1.25 from $18.45 to $17.20. Including the reinvestment of dividends, the Fund’s return was -1.33%, underperforming the Barclays Global High Yield Ba/B 1-5 Year 1% Issuer Constrained Index’s (“Index”) decline of -0.60%. The Fund outperformed the -2.76% decline of the Lipper Closed End High Yield Funds (Leveraged) Average. During the period, the Fund’s market price declined by $0.49, from $16.94 to $16.45. The Fund’s market price total return, including the reinvestment of dividends, was 3.21% for the period.

What were conditions like in the short-term global high yield corporate bond market?

The global high yield corporate bond market was weak for much of the six-month reporting period, with volatility among energy-related issuers carrying over into other sectors. As market turbulence increased, credits with healthier fundamentals outperformed.

•

Shorter duration, higher-rated global high yield bonds, as measured by the Index, performed better than the broad market, but still recorded a small decline overall. Bonds with higher ratings such as BB returned 1.54%, outperforming B-rated bonds and CCC-rated bonds, which fell -2.50% and -11.22%, respectively.

•

From a regional perspective, emerging markets high yield bonds were under the most pressure, down -11.08% during the period. U.S. high yield bonds also declined, dropping -0.89%. European high yield bonds generated a positive return of 1.85%.

•

U.S. retail investors seemed somewhat skittish throughout much of the reporting period. During the fourth quarter, the market experienced $1 billion in investment outflows, bringing 2014’s outflow total to $21 billion. However, near the end of the period, the technical backdrop improved, with $2.77 billion of inflows during the final week of January—the largest weekly inflow since September 2013.

•

New issuance was muted during the period overall. Monthly volume, which had averaged $35 billion through the first six months of 2014, dropped by more than 30% during the second half of the year to about $25 billion per month in the fourth quarter. During January 2015, only 30 new issues came to market, for a total of $21.6 billion—the lightest January since 2010 when just $20.1 billion in new issues were priced.

4	Visit our website at www.prudentialfunds.com

•

The credit health of the high yield universe, ex-energy, remains generally strong. Companies have strengthened their balance sheets and cash flows by taking advantage of an accommodative market to refinance debt, push out debt maturities, and reduce interest expenses. At the end of the period, the trailing 12-month U.S. speculative-grade issuer default rate was 1.9%, according to Moody’s. This compares to a rate of 2.2% at the end of January 2014.

What strategies proved most beneficial to the Fund’s performance?

•	The Fund benefited from overweight positions in the technology and cable sectors and underweight allocations to the foreign non-corporate and energy sectors.

•	Security selection in the building materials and construction, capital goods, and gaming sectors added to relative returns.

•

The avoidance of troubled credit CMP Participacoes Itda, a Brazil-based company offering mining and exploration services, was the largest positive contributor to Fund performance. The Fund was also helped by its underweight in foreign non-corporate debt, including Venezuela and Russian agricultural bank Rosselkhozbank Ojsc. Underweight positions in energy-related credits, such as U.S.-based oil and natural gas companies EPL Oil & Gas and Linn Energy, also enhanced results.

What strategies detracted most from the Fund’s performance?

•	Underweight positions in the financial and automotive sectors and an overweight position in the metals sector detracted from performance.

•	Security selection in the retailing, energy, and foods sectors dampened relative results.

•

U.K. mobile phone retailer Phones 4U was the largest single name detractor. Its bonds declined significantly after mobile carrier Vodafone announced it would not renew its distribution agreement, which was set to expire in February 2015.

•

The Fund’s overweights in international mining group Berau Capital Resources, petroleum exploration and production company Pacific Rubiales Energy Corporation, and North American tubular steel manufacturer JMC Steel Group hurt performance relative to the Index.

How did the Fund’s leverage strategy affect its performance?

The Fund’s use of leverage hindered returns as the investment returns lagged borrowing costs. As of January 31, 2015, the Fund had borrowed approximately $265 million and was approximately 27.4% leveraged. During the period, the average amount of leverage utilized was approximately 28.1%.

Prudential Global Short Duration High Yield Fund, Inc.	5

Strategy and Performance Overview (continued)

Did the Fund have exposure to derivatives?

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in U.S. dollars. Changes in the Fund’s foreign currency positions were offset by price movements in the Fund’s bond holdings, so the use of foreign currency exchange contracts had a minimal effect on performance on a net basis.

Were there any changes to the Fund’s management?

There were no changes to the Fund’s management during the period. However, to take greater advantage of the global scope of Prudential Fixed Income’s resources and enhance our service to investors, Pramerica Investment Management Limited (PIML), an indirect wholly owned subsidiary of PIM, will be added in a sub-advisory role to the Fund. This Board-approved change, which is effective on May 1, 2015, will have no impact on the Fund’s management team, investment process, or strategy. PIML has been increasingly involved in providing research that supports investments made in the Fund, and this addition will help to facilitate the Fund’s trading activities due to time zone differences outside the U.S. The fee for PIML’s Services will be paid by PIM, not the Fund or the Fund’s manager. Based in London, PIML has a staff of 52 employees, including 28 investment professionals.

6	Visit our website at www.prudentialfunds.com

Benchmark Definitions

Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index

The Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index is an unmanaged index which represents the performance of short duration higher-rated high yield bonds in the United States, developed markets, and emerging markets.

Source: Barclays.

Lipper Closed End High Yield Funds (Leveraged) Average

The Lipper High Yield Funds (Leveraged) Average (Lipper Average) represents returns based on an average return of 35 funds in the Closed-End High Yield Funds (Leveraged) category.

Investors cannot invest directly in an index or average.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available online on most financial websites and may be available in most newspapers under the New York Stock Exchange (“NYSE”) listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on www.prudentialfunds.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to www.prudentialfunds.com or call 1 (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

Prudential Global Short Duration High Yield Fund, Inc.	7

Portfolio of Investments

as of January 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 132.1%

BANK LOANS(a) 5.4%

Building Materials & Construction 0.8%
Materis CHRYSO SA (France)	4.751%	08/13/21	EUR	3,000	$3,320,065
Materis Paints SA (France)	4.788	08/13/21	EUR	2,000	2,204,620

					5,524,685

Capital Goods 1.0%
CPM Acquisition Corp.	6.250	08/29/17		3,979	3,963,926
Laureate Education, Inc.	5.000	06/18/18		2,449	2,296,388
Neff Rental LLC	7.250	06/09/21		1,054	1,023,503

					7,283,817

Chemicals 0.4%
Axalta Coating Systems (US Holdings), Inc.	3.750	02/01/20		949	927,737
Colouroz Investment 2 LLC	4.750	09/07/21		1,960	1,928,571

					2,856,308

Foods 1.3%
Agrokor DD Spv2 (Croatia), PIK	9.500	06/04/18	EUR	4,700	5,156,070
Dunkin Brands, Inc.	3.250	02/08/21		1,700	1,694,050
Jacobs Douwe Egberts (Netherlands)	4.250	07/23/21	EUR	1,900	2,147,756

					8,997,876

Gaming 0.8%
Gala Group Finance PLC (United Kingdom), RegS	5.500	05/25/18	GBP	4,000	6,036,872

Metals 0.6%
Westmoreland Coal Co.	7.500	12/16/20		4,300	4,203,250

Non-Captive Finance 0.5%
Scout24 AG (Germany)	4.257	02/28/21	EUR	3,000	3,395,811

TOTAL BANK LOANS (cost $42,246,737)					38,298,619

CORPORATE BONDS 86.0%

Aerospace & Defense 0.6%
Ducommun, Inc., Gtd. Notes(c)	9.750	07/15/18		4,125	4,403,438

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	9

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Automotive 1.6%
Allison Transmission, Inc., Gtd. Notes, 144A(c)	7.125%	05/15/19	3,325	$3,466,313
American Axle & Manufacturing, Inc., Gtd. Notes	7.750	11/15/19	950	1,068,750
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(c)	8.000	06/15/19	6,125	6,438,906

				10,973,969

Building Materials & Construction 5.3%
Beazer Homes USA, Inc., Gtd. Notes	5.750	06/15/19	2,050	1,947,500
Beazer Homes USA, Inc., Sr. Sec’d. Notes(c)	6.625	04/15/18	5,775	5,962,687
D.R. Horton, Inc., Gtd. Notes(c)	6.500	04/15/16	2,525	2,644,938
HD Supply, Inc., Gtd. Notes	11.500	07/15/20	1,500	1,710,000
KB Home, Gtd. Notes(c)	4.750	05/15/19	1,250	1,193,750
Lennar Corp., Gtd. Notes(c)	4.500	06/15/19	3,125	3,156,250
Standard Pacific Corp., Gtd. Notes(c)	8.375	05/15/18	6,500	7,332,780
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A (original cost $2,996,085; purchased 07/25/14 - 12/11/14)(b)(c)	7.750	04/15/20	2,772	2,896,740
US Concrete, Inc., Sr. Sec’d. Notes(c)	8.500	12/01/18	6,750	7,138,125
Weyerhaeuser Real Estate Co., Sr. Unsec’d. Notes, 144A(c)	4.375	06/15/19	3,875	3,690,937

				37,673,707

Cable 5.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	7.750	04/15/18	2,065	2,261,175
Sr. Unsec’d. Notes(c)	8.625	09/15/17	9,046	10,063,675
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	7.000	01/15/19	5,765	5,981,187
Gtd. Notes(c)	7.250	10/30/17	8,355	8,689,200
Gtd. Notes(c)	8.125	04/30/20	5,035	5,299,338
CSC Holdings LLC, Sr. Unsec’d. Notes(c)	7.875	02/15/18	1,000	1,118,750
DISH DBS Corp., Gtd. Notes	7.875	09/01/19	1,900	2,156,500

				35,569,825

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods 7.2%
Anixter, Inc., Gtd. Notes(c)	5.625%	05/01/19	1,000	$1,060,800
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,371,875; purchased 01/16/14 - 02/12/14)(b)(c)(d)	7.000	02/01/19	1,350	1,322,156
Case New Holland Industrial, Inc., Gtd. Notes(c)	7.875	12/01/17	2,000	2,202,000
Clean Harbors, Inc., Gtd. Notes(c)	5.250	08/01/20	950	959,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,286,375; purchased 03/21/14 - 10/06/14)(b)(c)(d)	8.750	12/15/19	2,100	2,189,250
Columbus McKinnon Corp., Gtd. Notes(c)	7.875	02/01/19	3,150	3,279,938
Laureate Education, Inc., Gtd. Notes, 144A(c)	9.750	09/01/19	3,900	3,958,500
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(c)	8.250	10/15/18	4,725	4,583,250
Polymer Group, Inc., Sr. Sec’d. Notes(c)	7.750	02/01/19	1,110	1,148,850
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(c)	7.000	05/15/18	6,950	6,760,960
SPX Corp., Gtd. Notes(c)	6.875	09/01/17	5,205	5,681,257
Terex Corp., Gtd. Notes(c)	6.500	04/01/20	5,850	6,054,750
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(b)(d)	7.500	02/15/19	6,000	5,970,000
United Rentals North America, Inc., Sec’d. Notes(c)	5.750	07/15/18	3,500	3,613,750
WireCo WorldGroup, Inc., Gtd. Notes	9.500	05/15/17	1,700	1,683,000

				50,467,961

Chemicals 2.0%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375	05/01/21	4,418	4,716,215
Hexion US Finance Corp., Sr. Sec’d. Notes	8.875	02/01/18	2,525	2,165,187
Koppers, Inc., Gtd. Notes	7.875	12/01/19	7,075	7,004,250

				13,885,652

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	11

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

CORPORATE BONDS (Continued)

Consumer 2.3%
AA Bond Co. Ltd. (United Kingdom), Sec’d. Notes, RegS	9.500%	07/31/43	GBP	4,000	$6,627,304
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $781,875; purchased 05/13/14)(b)(c)(d)	8.875	08/01/18		750	710,625
Jarden Corp., Gtd. Notes(c)	7.500	05/01/17		1,320	1,452,000
Service Corp. International, Sr. Unsec’d. Notes(c)	7.000	06/15/17		6,615	7,177,275

					15,967,204

Electric 2.0%
AES Corp. (The), Sr. Unsec’d. Notes(c)	3.234(a)	06/01/19		2,000	1,970,000
Sr. Unsec’d. Notes(c)	8.000	10/15/17		1,365	1,527,094
DPL, Inc., Sr. Unsec’d. Notes	6.500	10/15/16		219	229,950
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A(c)	6.750	11/01/19		3,850	3,955,875
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(c)	9.125	06/30/17		626	672,751
NRG Energy, Inc., Gtd. Notes(c)	7.625	01/15/18		1,575	1,718,719
Gtd. Notes(c)	8.250	09/01/20		2,750	2,915,000
NRG REMA LLC, Series B, Pass-Through Certificates(c)(d)	9.237	07/02/17		797	826,451

					13,815,840

Energy - Other 1.7%
California Resources Corp., Gtd. Notes, 144A	5.000	01/15/20		1,100	948,750
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(c)	9.375	05/01/20		1,000	1,007,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $5,424,300; purchased 03/15/13 - 03/18/13)(b)(c)(d)	8.000	02/15/20		4,920	5,018,400
Kodiak Oil & Gas Corp., Gtd. Notes	8.125	12/01/19		3,500	3,561,250
PHI, Inc., Gtd. Notes(c)	5.250	03/15/19		1,475	1,283,250

					11,819,150

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods 3.1%
Constellation Brands, Inc., Gtd. Notes	3.875%	11/15/19	2,750	$2,829,063
Gtd. Notes(c)	7.250	09/01/16	1,100	1,193,500
Cott Beverages, Inc., Gtd. Notes, 144A	6.750	01/01/20	1,350	1,333,125
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $7,083,750; purchased 11/20/14 - 01/29/15)(b)(d)	9.375	05/01/20	6,600	7,095,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750	07/01/17	1,507	1,678,421
Sr. Unsec’d. Notes, 144A	5.250	08/01/18	1,450	1,479,000
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes (original cost $6,504,750; purchased 05/24/13 - 08/20/14)(b)(c)(d)	8.875	12/15/17	5,900	6,018,000

				21,626,109

Gaming 6.2%
Boyd Gaming Corp., Gtd. Notes(c)	9.125	12/01/18	9,660	10,094,700
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(c)	8.000	10/01/20	1,900	1,871,500
CCM Merger, Inc., Gtd. Notes, 144A (original cost $2,135,000; purchased 05/21/14)(b)(d)	9.125	05/01/19	2,000	2,160,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375	11/01/18	2,370	2,429,250
Isle of Capri Casinos, Inc., Gtd. Notes(c)	7.750	03/15/19	3,500	3,622,500
MGM Resorts International, Gtd. Notes(c)	7.500	06/01/16	3,750	3,956,250
Gtd. Notes(c)	7.625	01/15/17	5,889	6,330,675
Gtd. Notes	8.625	02/01/19	2,500	2,818,750
MTR Gaming Group, Inc., Sec’d. Notes	11.500	08/01/19	2,200	2,381,500
Pinnacle Entertainment, Inc., Gtd. Notes(c)	7.500	04/15/21	1,000	1,040,000
Gtd. Notes(c)	8.750	05/15/20	6,750	7,087,500

				43,792,625

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	13

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 9.9%
Acadia Healthcare Co., Inc., Gtd. Notes(c)	12.875%	11/01/18	2,650	$2,981,250
Biomet, Inc., Gtd. Notes(c)	6.500	08/01/20	5,500	5,864,375
Capella Healthcare, Inc., Gtd. Notes(c)	9.250	07/01/17	1,000	1,042,500
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19	1,825	1,859,219
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000	11/15/19	9,108	9,700,020
Emdeon, Inc., Gtd. Notes(c)	11.000	12/31/19	7,500	8,184,375
HCA Holdings, Inc., Sr. Unsec’d. Notes(c)	7.750	05/15/21	3,500	3,740,625
HCA, Inc., Gtd. Notes(c)	6.500	02/15/16	2,500	2,619,750
Gtd. Notes(c)	8.000	10/01/18	2,050	2,378,000
Sr. Sec’d. Notes(c)	3.750	03/15/19	3,800	3,838,000
Sr. Sec’d. Notes(c)	4.250	10/15/19	2,875	2,957,656
Kindred Healthcare, Inc., Gtd. Notes, 144A(c)	8.000	01/15/20	3,525	3,740,730
MedAssets, Inc., Gtd. Notes(c)	8.000	11/15/18	4,569	4,746,049
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.250	11/01/18	1,126	1,223,118
Sr. Unsec’d Notes, 144A	5.000	03/01/19	9,775	9,799,437
Valeant Pharmaceuticals International,
Gtd. Notes, 144A	6.750	08/15/18	2,000	2,127,500
Gtd. Notes, 144A	6.875	12/01/18	2,757	2,856,252

				69,658,856

Lodging 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	2,150	2,402,625

Media & Entertainment 4.7%
AMC Entertainment, Inc., Gtd. Notes(c)	9.750	12/01/20	6,300	6,851,250
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(b)(d)	7.500	08/15/19	2,100	2,110,500
Carmike Cinemas, Inc., Sec’d. Notes	7.375	05/15/19	2,700	2,858,490
Cinemark USA, Inc., Gtd. Notes(c)	7.375	06/15/21	1,050	1,113,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625	03/15/20	260	270,400

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Crown Media Holdings, Inc., Gtd. Notes	10.500%	07/15/19	500	$542,500
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19	5,000	5,481,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,875,000; purchased 07/30/13)(b)(c)(d)	5.000	08/01/18	1,875	1,940,625
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250	11/15/19	1,200	1,215,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $631,838; purchased 01/06/15)(b)(d)	6.875	05/15/19	609	634,882
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $9,233,288; purchased 06/10/14 - 10/01/14)(b)(c)(d)	7.875	11/01/20	8,430	9,020,100
Wave Holdco LLC/Wave Holdco Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250	07/15/19	925	938,875

				32,976,872

Metals 3.0%
AK Steel Corp., Sr. Sec’d. Notes(c)	8.750	12/01/18	8,450	8,935,875
Alcoa, Inc., Sr. Unsec’d. Notes(c)	6.750	07/15/18	2,700	3,064,484
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,442,250; purchased 10/07/14 - 11/26/14)(b)(c)(d)	8.250	03/15/18	3,400	2,813,500
Peabody Energy Corp., Gtd. Notes(c)	6.000	11/15/18	4,100	3,290,250
Steel Dynamics, Inc., Gtd. Notes(c)	6.125	08/15/19	2,900	3,074,000

				21,178,109

Non-Captive Finance 2.3%
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875	09/01/17	7,500	8,512,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750	12/15/19	2,500	2,584,375
SLM Corp., Sr. Unsec’d. Notes, MTN(c)	8.450	06/15/18	4,775	5,398,663

				16,495,538

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	15

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging 1.8%
AEP Industries, Inc., Sr. Unsec’d. Notes(c)	8.250%	04/15/19	4,185	$4,226,850
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000	06/15/17	1,875	1,841,006
Greif, Inc., Sr. Unsec’d. Notes(c)	6.750	02/01/17	865	929,875
Sr. Unsec’d. Notes(c)	7.750	08/01/19	850	967,938
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.500	08/15/19	2,525	2,512,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes	9.000	04/15/19	1,375	1,419,687
Gtd. Notes	9.875	08/15/19	750	796,875

				12,694,606

Pipelines & Other 0.7%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,865,625; purchased 01/05/15)(b)(d)	3.900	04/15/15	1,875	1,875,000
Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13 - 02/22/13)(b)(c)(d)	6.000	01/15/19	2,850	2,857,125

				4,732,125

Real Estate Investment Trusts 0.6%
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875	06/01/21	625	635,938
Felcor Lodging LP, Sr. Sec’d. Notes(c)	6.750	06/01/19	3,510	3,659,175

				4,295,113

Retailers 1.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(c)	9.250	08/01/19	6,250	6,593,750
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000	05/15/19	425	439,875
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $1,938,281; purchased 01/30/13)(b)(c)(d)	8.500	10/15/17	1,875	1,903,125

				8,936,750

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology 14.6%
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	1,300	$1,064,375
Brightstar Corp., Gtd. Notes, 144A (original cost $9,680,888; purchased 01/04/13 - 11/14/14)(b)(c)(d)	9.500	12/01/16	9,005	9,455,250
Sr. Unsec’d. Notes, 144A (original cost $2,770,643; purchased 07/26/13 - 11/13/13)(b)(c)(d)	7.250	08/01/18	2,750	2,928,750
CDW LLC/CDW Finance Corp., Gtd. Notes(c)	8.500	04/01/19	6,591	6,930,436
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	6.625	06/01/20	6,355	6,402,662
First Data Corp., Gtd. Notes(c)	12.625	01/15/21	9,560	11,340,550
Sr. Sec’d. Notes, 144A(c)	7.375	06/15/19	4,500	4,719,375
Sr. Sec’d. Notes, 144A(c)	8.875	08/15/20	1,210	1,296,213
Freescale Semiconductor, Inc., Gtd. Notes	8.050	02/01/20	1,320	1,399,200
Gtd. Notes	10.750	08/01/20	6,296	6,894,120
iGATE Corp., Gtd. Notes	4.750	04/15/19	1,250	1,252,344
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	8.250	12/15/17	3,250	3,278,438
Infor US, Inc., Gtd. Notes (original cost $11,303,431; purchased 05/20/14 - 10/17/14)(b)(c)	9.375	04/01/19	10,200	10,965,000
Gtd. Notes (original cost $4,600,000; purchased 05/21/14)(b)	11.500	07/15/18	4,000	4,360,000
Interactive Data Corp., Gtd. Notes, 144A	5.875	04/15/19	7,990	7,970,025
SunGard Data Systems, Inc., Gtd. Notes(c)	6.625	11/01/19	740	743,700
Gtd. Notes(c)	7.375	11/15/18	11,211	11,645,426
Gtd. Notes	7.625	11/15/20	300	319,875
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125	06/15/18	2,200	2,244,000
Sr. Unsec’d. Notes, PIK	9.625	06/15/18	7,715	7,782,506

				102,992,245

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	17

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 7.8%
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	5.150%	06/15/17	695	$731,488
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(c)	14.750	12/01/16	6,000	7,200,000
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125	10/01/18	1,500	1,681,875
Level 3 Financing, Inc., Gtd. Notes	3.826(a)	01/15/18	1,270	1,276,350
Gtd. Notes(c)	8.125	07/01/19	5,325	5,651,156
Gtd. Notes(c)	8.625	07/15/20	3,000	3,271,500
Sprint Communications, Inc., Gtd. Notes, 144A(c)	9.000	11/15/18	1,080	1,244,700
Sr. Unsec’d. Notes(c)	8.375	08/15/17	13,700	14,864,500
Sr. Unsec’d. Notes(c)	9.125	03/01/17	500	548,125
T-Mobile USA, Inc., Gtd. Notes(c)	6.464	04/28/19	6,350	6,580,187
Windstream Holdings, Inc., Gtd. Notes(c)	7.875	11/01/17	3,750	4,045,313
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125	07/01/20	4,521	5,074,822
Sr. Sec’d. Notes	8.125	01/01/20	2,636	2,794,160

				54,964,176

Transportation 1.9%
Hertz Corp. (The), Gtd. Notes(c)	4.250	04/01/18	3,125	3,140,938
Gtd. Notes(c)	6.750	04/15/19	3,000	3,090,000
Gtd. Notes(c)	7.500	10/15/18	3,069	3,176,415
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,160,738; purchased 04/15/14)(b)(c)(d)	8.375	12/15/18	2,930	3,003,250
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19	1,100	1,141,250

				13,551,853

TOTAL CORPORATE BONDS (cost $614,417,475)				604,874,348

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN BONDS 40.7%

Argentina 0.3%
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	2,055	$2,106,375

Australia 1.1%
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(c)	6.875	02/01/18	2,256	2,182,250
Gtd. Notes, 144A(c)	8.250	11/01/19	6,000	5,325,000

				7,507,250

Brazil 2.5%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(c)	10.250	10/05/16	6,000	6,450,000
Gtd. Notes, 144A(c)	10.250	10/05/16	1,980	2,128,500
JBS Finance II Ltd., Gtd. Notes, RegS	8.250	01/29/18	750	776,520
Gtd. Notes, 144A	8.250	01/29/18	2,646	2,739,563
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22	3,325	3,687,425
Petrobras International Finance BV, Gtd. Notes	3.875	01/27/16	2,000	1,946,200

				17,728,208

Canada 4.2%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(c)	4.750	04/15/19	1,525	1,433,500
Sr. Unsec’d. Notes, 144A(c)	7.500	03/15/18	6,375	6,454,688
Cascades, Inc., Gtd. Notes(c)	7.875	01/15/20	2,100	2,189,250
Kissner Milling Co., Ltd., Sr. Sec’d. Notes, 144A (original cost $1,800,000; purchased 05/15/14)(b)(d)	7.250	06/01/19	1,800	1,804,500
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(c)	7.500	11/01/20	7,075	7,004,250
NCSG Crane & Heavy Haul Services, Sec’d. Notes, 144A(c)	9.500	08/15/19	1,925	1,443,750
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(c)	6.000	05/15/17	7,740	7,856,100
Tembec Industries, Inc., Sr. Sec’d. Notes, 144A	9.000	12/15/19	1,250	1,234,375

				29,420,413

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	19

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Colombia 0.4%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(c)	7.250%	12/12/21		4,000	$2,600,000

France 3.6%
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A(c)	4.625	07/01/17		2,800	2,845,500
Gtd. Notes, 144A(c)	8.875	01/01/20		1,350	1,468,125
CGG SA, Gtd. Notes, RegS	5.875	05/15/20	EUR	2,000	2,000,090
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, 144A(c)	4.332(a)	06/15/21	EUR	3,500	3,837,123
Financiere Quick SAS, Sr. Sec’d. Notes, 144A(c)	4.821(a)	04/15/19	EUR	1,525	1,539,560
Novalis SAS, Sr. Sec’d. Notes, MTN, 144A(c)	6.000	06/15/18	EUR	2,525	2,981,640
Numericable Group SA, Sr. Sec’d. Notes, 144A(c)	4.875	05/15/19		6,970	6,970,000
Picard Groupe SA, Sr. Sec’d. Notes, 144A (original cost $1,096,011; purchased 07/25/13)(b)(c)(d)	4.336(a)	08/01/19	EUR	825	939,470
THOM Europe SAS, Sr. Sec’d. Notes, 144A(c)	7.375	07/15/19	EUR	2,500	2,782,612

					25,364,120

Germany 4.2%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	5.071(a)	10/15/20	EUR	4,800	5,436,199
Galapagos SA, Sr. Sec’d. Notes, 144A	4.832(a)	06/15/21	EUR	5,000	5,565,449
Schaeffler Finance BV, Gtd. Notes, 144A(c)	3.250	05/15/19	EUR	2,000	2,297,279
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A	6.250	11/15/19		1,450	1,518,875
Sr. Sec’d. Notes, PIK, 144A(c)	6.875	08/15/18		6,150	6,426,750
Sr. Sec’d. Notes, PIK, 144A(c)	6.875	08/15/18	EUR	1,900	2,251,763
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(c)	6.125	10/01/19	EUR	3,000	3,611,011
Unitymedia KabelBW GmbH, Sec’d. Notes, RegS	9.500	03/15/21	EUR	2,000	2,522,261

					29,629,587

Indonesia 0.9%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS(c)	12.500	07/08/15		6,410	3,685,750

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Indonesia (cont’d)
TBG Global Pte Ltd., Gtd. Notes, RegS	4.625%	04/03/18		500	$501,250
Gtd. Notes, 144A	4.625	04/03/18		1,500	1,503,750
Theta Capital Pte Ltd., Gtd. Notes, RegS	7.000	05/16/19		350	363,910

					6,054,660

Ireland 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250	01/31/19		400	390,000
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, 144A	4.875	09/15/18		4,038	4,189,425

					4,579,425

Italy 1.9%
GCL Holdings SCA, Sec’d. Notes, RegS (original cost $1,909,277; purchased 09/25/14)(b)(d)	9.375	04/15/18	EUR	1,400	1,649,227
Telecom Italia Capital SA, Gtd. Notes	6.999	06/04/18		6,175	6,916,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	4.071(a)	07/15/20	EUR	2,000	2,203,670
Sr. Sec’d. Notes, 144A	6.500	04/30/20		2,600	2,704,000

					13,472,897

Jamaica 1.0%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250	09/01/17		7,000	7,105,000

Luxembourg 5.3%
ArcelorMittal, Sr. Unsec’d. Notes	6.125	06/01/18		9,100	9,668,750
ArcelorMittal SA, Sr. Unsec’d. Notes	5.250	02/25/17		4,300	4,469,850
ConvaTec Finance International SA, Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19		1,275	1,286,953
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875	12/15/18	EUR	3,570	4,252,163
Sr. Sec’d. Notes, RegS	7.375	12/15/17	EUR	5,000	5,847,722
GCS Holdco Finance I SA, Sr. Sec’d. Notes, RegS	6.500	11/15/18	EUR	1,287	1,528,109
Intelsat Jackson Holdings SA, Gtd. Notes	7.250	04/01/19		6,209	6,449,599
Telenet Finance Luxembourg SCA, Sr. Sec’d. Notes, RegS	6.375	11/15/20	EUR	3,000	3,573,910

					37,077,056

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	21

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Mexico 0.9%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A(c)	9.875%	04/30/19		3,000	$3,270,000
Cemex Espana SA, Sr. Sec’d. Notes, RegS	9.875	04/30/19		1,500	1,635,000
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.500	12/10/19		1,315	1,328,150

					6,233,150

Netherlands 1.8%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(b)(c)(d)	7.500	06/15/19	EUR	2,000	2,408,244
Hydra Dutch Holdings 2 BV, Gtd. Notes, RegS	8.000	04/15/19	EUR	2,000	2,124,616
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(c)	3.750	06/01/18		1,600	1,600,000
Sensata Technologies BV, Gtd. Notes, 144A(c)	6.500	05/15/19		6,260	6,526,050

					12,658,910

Nigeria 0.2%
Afren PLC, Sr. Sec’d. Notes, RegS	10.250	04/08/19		250	85,000
Sr. Sec’d. Notes, RegS	11.500	02/01/16		250	87,500
Sr. Sec’d. Notes, 144A(c)	11.500	02/01/16		3,780	1,323,000

					1,495,500

Peru 0.7%
Corp. Pesquera Inca SAC, Gtd. Notes, 144A	9.000	02/10/17		2,291	2,268,090
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	1.390(e)	05/31/18		3,012	2,858,929

					5,127,019

Poland 1.8%
Eileme 2 AB, Sec’d. Notes, RegS	11.625	01/31/20		1,000	1,131,574
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	7,400	9,522,182
TVN Finance Corp. III AB, Gtd. Notes, RegS	7.875	11/15/18	EUR	1,666	1,953,167

					12,606,923

Russia 1.7%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	7.400	04/24/17		3,000	2,631,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	4.300	11/12/15		1,500	1,482,750

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Russia (cont’d.)
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	8.146%	04/11/18		2,000	$1,930,000
Sibur Securities Ltd., Gtd. Notes, 144A	3.914	01/31/18		1,000	827,500
Vimpel Communications OJSC Via UBS Luxembourg SA, Sr. Unsec’d. Notes, RegS(d)	8.250	05/23/16		1,800	1,763,010
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	9.125	04/30/18		1,525	1,441,125
Sr. Unsec’d. Notes, 144A	9.125	04/30/18		2,200	2,079,000

					12,154,385

Spain 0.3%
Abengoa Finance SAU, Gtd. Notes, RegS(c)	8.875	02/05/18	EUR	2,000	2,305,189

Sweden 0.2%
Bravida Holding AB, Sr. Sec’d. Notes, 144A	5.082(a)	06/15/19	EUR	1,200	1,359,384

Switzerland 2.2%
Gategroup Finance SA, Gtd. Notes, MTN, RegS	6.750	03/01/19	EUR	3,000	3,559,483
Sunrise Communications International SA, Sr. Sec’d. Notes, MTN, RegS	7.000	12/31/17	EUR	10,000	11,712,394

					15,271,877

United Kingdom 4.5%
Elli Finance UK PLC, Sr. Sec’d. Notes, RegS(c)	8.750	06/15/19	GBP	2,050	3,102,839
Fiat Finance & Trade SA, Ser. G, Gtd. Notes, MTN, RegS	6.375	04/01/16	EUR	6,000	7,142,397
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS(c)	8.875	09/01/18	GBP	1,319	2,070,334
Galaxy Bidco Ltd., Sr. Sec’d. Notes, 144A	5.560(a)	11/15/19	GBP	2,450	3,588,723
IDH Finance PLC, Sr. Sec’d. Notes, 144A(c)	5.555(a)	12/01/18	GBP	1,700	2,547,747
Sr. Sec’d. Notes, MTN, 144A(c)	6.000	12/01/18	GBP	3,000	4,550,247
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A(c)	5.082(a)	03/31/20	EUR	2,000	2,090,490
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A	4.250	11/15/19		1,350	1,373,625
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS	7.000	02/15/18	GBP	2,265	3,531,194
Stretford 79 PLC, Sr. Sec’d. Notes, 144A	4.810(a)	07/15/20	GBP	1,674	1,819,434

					31,817,030

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	23

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN BONDS (Continued)

Venezuela 0.4%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500%	11/02/17	4,400	$2,514,600

TOTAL FOREIGN BONDS (cost $323,145,698)				286,188,958

TOTAL LONG-TERM INVESTMENTS (cost $979,809,910)				929,361,925

			Shares

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,230,378; Note 3)(f)			12,230,378	12,230,378

TOTAL INVESTMENTS 133.8% (cost $992,040,288; Note 5)				941,592,303
Liabilities in excess of other assets(g) (33.8)%				(237,789,225)

NET ASSETS 100.0%				$703,803,078

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

MTN—Medium Term Note

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $97,970,401. The aggregate value of $94,048,719 is approximately 13.4% of net assets.
(c)	Represents security, or portion thereof, with an aggregate value of $523,835,945, segregated as collateral for amount of $265,000,000 borrowed and outstanding as of January 31, 2015.
(d)	Indicates a security or securities that have been deemed illiquid.

See Notes to Financial Statements.

24

(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 02/03/15	Barclays Capital Group	GBP	1,729	$2,705,921	$2,603,514	$(102,407)
Expiring 02/03/15	Goldman Sachs & Co.	GBP	30,127	45,730,679	45,377,166	(353,513)
Expiring 02/03/15	JPMorgan Chase	GBP	2,674	4,058,448	4,027,223	(31,225)
Expiring 02/03/15	UBS AG	GBP	1,786	2,692,232	2,689,916	(2,316)
Euro,
Expiring 02/03/15	Bank of America	EUR	10,248	11,547,312	11,580,152	32,840
Expiring 02/03/15	Bank of America	EUR	21,099	23,928,755	23,842,011	(86,744)
Expiring 02/03/15	Bank of America	EUR	924	1,153,395	1,044,540	(108,855)
Expiring 02/03/15	Bank of America	EUR	3,000	3,717,837	3,390,068	(327,769)
Expiring 02/03/15	Bank of America	EUR	2,148	2,566,361	2,427,542	(138,819)
Expiring 02/03/15	Barclays Capital Group	EUR	21,099	23,928,038	23,842,012	(86,026)
Expiring 02/03/15	Citigroup Global Markets	EUR	21,099	23,928,755	23,842,012	(86,743)
Expiring 02/03/15	Citigroup Global Markets	EUR	1,725	2,071,523	1,949,333	(122,190)
Expiring 02/03/15	Goldman Sachs & Co.	EUR	21,099	23,928,671	23,842,012	(86,659)
Expiring 02/03/15	JPMorgan Chase	EUR	21,099	23,928,038	23,842,012	(86,026)
Expiring 03/03/15	Citigroup Global Markets	EUR	2,983	3,382,058	3,372,016	(10,042)

				$199,268,023	$197,671,529	$(1,596,494)

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	25

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 02/03/15	Barclays Capital Group	GBP	1,487	$2,317,369	$2,239,040	$78,329
Expiring 02/03/15	JPMorgan Chase	GBP	3,954	5,938,285	5,955,997	(17,712)
Expiring 02/03/15	JPMorgan Chase	GBP	30,875	48,528,286	46,502,782	2,025,504
Expiring 03/03/15	Goldman Sachs & Co.	GBP	30,127	45,723,146	45,368,829	354,317
Euro,
Expiring 02/03/15	Barclays Capital Group	EUR	30,885	38,578,092	34,900,423	3,677,669
Expiring 02/03/15	Citigroup Global Markets	EUR	30,885	38,577,443	34,900,423	3,677,020
Expiring 02/03/15	Goldman Sachs & Co.	EUR	30,885	38,577,475	34,900,424	3,677,051
Expiring 02/03/15	JPMorgan Chase	EUR	30,885	38,577,012	34,900,424	3,676,588
Expiring 03/03/15	Bank of America	EUR	21,099	23,934,916	23,847,590	87,326
Expiring 03/03/15	Barclays Capital Group	EUR	21,099	23,934,684	23,847,590	87,094
Expiring 03/03/15	Barclays Capital Group	EUR	2,120	2,393,134	2,396,499	(3,365)
Expiring 03/03/15	Citigroup Global Markets	EUR	21,099	23,935,359	23,847,590	87,769
Expiring 03/03/15	Goldman Sachs & Co.	EUR	21,099	23,935,634	23,847,590	88,044
Expiring 03/03/15	JPMorgan Chase	EUR	21,099	23,934,684	23,847,590	87,094

				$378,885,519	$361,302,791	$17,582,728

(1)	Cash of $610,000 has been segregated to cover requirements for open forward foreign currency contracts as of January 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

26

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$31,798,981	$6,499,638
Corporate Bonds	—	604,201,597	672,751
Foreign Bonds	—	286,188,958	—
Affiliated Money Market Mutual Fund	12,230,378	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	15,986,234	—

Total	$12,230,378	$938,175,770	$7,172,389

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 7/31/14	$9,092,978	$836,409
Realized gain (loss)	325,411	—
Change in unrealized appreciation (depreciation)**	(560,421)	6,656
Purchases	4,192,500	—
Sales	(8,938,223)	(146)
Accrued discount/premium	5,315	—
Transfers into Level 3	2,382,078	666,241
Transfers out of Level 3	—	(836,409)

Balance as of 1/31/15	$6,499,638	$672,751

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($57,250) was relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Corporate Bond transferred out of Level 3 as a result of being priced by a vendor and one Corporate Bond and one Bank Loan transferred into Level 3 as a result of being priced using a single broker quote.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	27

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Technology	16.3%
Telecommunications	15.2
Healthcare & Pharmaceutical	13.4
Capital Goods	8.9
Metals	8.7
Building Materials & Construction	8.4
Foods	7.5
Media & Entertainment	7.4
Gaming	7.0
Cable	6.1
Automotive	4.2
Non-Captive Finance	3.7
Consumer	3.4
Chemicals	2.8
Electric	2.5
Transportation	2.4
Packaging	2.3
Energy—Other	2.2%
Retailers	1.8
Aerospace & Defense	1.7
Affiliated Money Market Mutual Fund	1.7
Foreign Agency	1.2
Paper	1.0
Machinery	0.8
Pipelines & Other	0.7
Energy—Integrated	0.7
Real Estate Investment Trusts	0.6
Insurance	0.5
Lodging	0.3
Automobiles	0.3
Home Construction	0.1

133.8
Liabilities in excess of other assets	(33.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

28

Fair values of derivative instruments as of January 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$17,636,645	Unrealized depreciation on forward foreign currency contracts	$1,650,411

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$23,476,011

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$12,097,442

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended January 31, 2015, the Fund’s average volume of derivative activities is as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Cross Currency Exchange Contracts (Notional Amount in USD (000))
$158,827,485	$384,170,490	$5,884

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	29

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$120,166	$(120,166)	$—	$—
Barclays Capital Group	3,843,092	(191,798)	(3,482,080)	169,214
Citigroup Global Markets	3,764,789	(218,975)	(3,360,000)	185,814
Goldman Sachs & Co.	4,119,412	(440,172)	(5,272,003)	—
JPMorgan Chase	5,789,186	(134,963)	(4,059,861)	1,594,362
UBS AG	—	—	—	—

	$17,636,645

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(662,187)	$120,166	$610,000	$—
Barclays Capital Group	(191,798)	191,798	—	—
Citigroup Global Markets	(218,975)	218,975	—	—
Goldman Sachs & Co.	(440,172)	440,172	—	—
JPMorgan Chase	(134,963)	134,963	—	—
UBS AG	(2,316)	—	—	(2,316)

	$(1,650,411)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

30

Statement of Assets & Liabilities

as of January 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $979,809,910)	$929,361,925
Affiliated investments (cost $12,230,378)	12,230,378
Foreign currency, at value (cost $841,048)	840,925
Deposit with broker	610,000
Receivable for investments sold	18,295,551
Unrealized appreciation on forward foreign currency exchange contracts	17,636,645
Dividends and interest receivable	16,918,705
Prepaid expenses	5,127

Total assets	995,899,256

Liabilities
Loan payable (Note 7)	265,000,000
Payable for investments purchased	22,719,376
Payable to custodian	1,815,655
Unrealized depreciation on forward foreign currency exchange contracts	1,650,411
Management fee payable	702,873
Accrued expenses and other liabilities	184,426
Deferred directors’ fees	16,679
Loan interest payable (Note 7)	6,758

Total liabilities	292,096,178

Net Assets	$703,803,078

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	780,305,040

780,345,964
Distributions in excess of net investment income	(18,924,686)
Accumulated net realized loss on investment and foreign currency transactions	(22,835,882)
Net unrealized depreciation on investments and foreign currencies	(34,782,318)

Net assets, January 31, 2015	$703,803,078

Net asset value and redemption price per share ($703,803,078 ÷ 40,923,879 shares of common stock issued and outstanding)	$17.20

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	31

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net Income
Income
Interest income (net of foreign withholding taxes of $39,961)	$29,617,766
Affiliated dividend income	7,152

Total income	29,624,918

Expenses
Management fee	4,362,545
Interest expense	1,324,318
Custodian’s fees and expenses	81,000
Shareholders’ reports	40,000
Legal fees and expenses	30,000
Directors’ fees	28,000
Audit fee	22,000
Registration fees	19,000
Transfer agent’s fees and expenses	8,000
Insurance expenses	5,000
Miscellaneous	23,631

Total expenses	5,943,494

Net investment income	23,681,424

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(19,626,493)
Foreign currency transactions	19,726,447

99,954

Net change in unrealized appreciation (depreciation) on:
Investments	(45,660,404)
Foreign currencies	11,618,621

(34,041,783)

Net loss on investment and foreign currency transactions	(33,941,829)

Net Decrease In Net Assets Resulting From Operations	$(10,260,405)

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2015	Year Ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$23,681,424	$50,525,671
Net realized gain (loss) on investment and foreign currency transactions	99,954	(11,199,309)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,041,783)	11,597,483

Net increase (decrease) in net assets resulting from operations	(10,260,405)	50,923,845

Dividends from net investment income (Note 1)	(41,087,575)	(61,385,819)

Fund share transactions (Note 6)
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	—	138,429

Net increase in net assets from Fund share transactions	—	138,429

Total decrease	(51,347,980)	(10,323,545)

Net Assets:
Beginning of period	755,151,058	765,474,603

End of period	$703,803,078	$755,151,058

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	33

Statement of Cash Flows

For the Six Months Ended January 31, 2015 (Unaudited)

Increase (Decrease) in Cash
Cash flows from operating activities:
Interest and dividends paid (excluding discount and premium amortization of $(6,589,212))	$37,571,747
Operating expenses paid	(4,617,171)
Loan interest paid	(1,325,504)
Purchases of long-term portfolio investments	(247,330,704)
Proceeds from disposition of long-term portfolio investments	308,749,077
Net purchases and sales of short-term investments	(6,473,360)
Increase in receivable for investments sold	(9,122,043)
Decrease in payable for investments purchased	(12,501,787)
Increase in prepaid expenses	(5,127)
Increase in deposit with broker	(10,000)
Net cash received for foreign currency transactions	19,726,447
Effect of exchange rate changes	485,957

Net cash provided from operating activities	85,147,532

Cash flows from financing activities:
Cash dividends paid	(41,359,357)
Increase in payable to custodian	1,576,852
Decrease in borrowing	(51,000,000)

Net cash used in financing activities	(90,782,505)

Net increase /(decrease) in cash	(5,634,973)
Cash at beginning of period	6,475,898

Cash at end of period	$840,925

Reconciliation of Net Decrease in Net Assets to Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(10,260,405)

Increase in investments	61,534,225
Net realized gain on investment and foreign currency transactions	(99,954)
Decrease in net unrealized appreciation on investments and foreign currencies	34,041,783
Net cash received for foreign currency transactions	19,726,447
Effect of exchange rate changes	485,957
Decrease in interest and dividends receivable	1,357,617
Increase in receivable for investments sold	(9,122,043)
Increase in deposit with broker	(10,000)
Increase in prepaid expenses	(5,127)
Decrease in payable for investments purchased	(12,501,787)
Decrease in loan interest payable	(1,186)
Decrease in accrued expenses and other liabilities	(5,504)
Increase in deferred directors’ fees	7,509

Total adjustments	95,407,937

Net cash provided from operating activities	$85,147,532

See Notes to Financial Statements.

34

Notes to Financial Statements

(Unaudited)

Prudential Global Short Duration High Yield Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was incorporated as a Maryland corporation on July 23, 2012. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

Prudential Global Short Duration High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

36

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign

Prudential Global Short Duration High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for an amount of another foreign currency.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based

38

on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms in the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2015, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Prudential Global Short Duration High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of Common Stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PI has received an order from the Securities and Exchange Commission granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PI to include realized long-term capital

40

gains as a part of their respective regular distributions to the holders of Common Stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PI, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Organization and Offering Costs: PI has agreed to pay all of the Fund’s organizational costs and such amount of the Fund’s offering costs (other than sales load) that exceed $0.04 per share of common stock. Organizational costs are expensed by the Fund as incurred.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its stockholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PIM. The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

Prudential Global Short Duration High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding Common Stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2015, aggregated $247,330,704 and $310,210,001, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2015 were as follows:

Tax Basis	$1,007,713,777

Appreciation	1,957,424
Depreciation	(68,078,898)

Net Unrealized Depreciation	$(66,121,474)

The book basis may differ from tax basis due to certain tax-related adjustments.

42

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2014 of approximately $9,927,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

There are 1 billion shares of $0.001 par value Common Stock authorized. Prior to commencement of operations on December 26, 2012, the Fund issued 5,240 shares of Common Stock to Prudential at an aggregate purchase price of $100,084. As of January 31, 2015, Prudential owned 6,314 shares of Common Stock of the Fund.

For the six months ended January 31, 2015, the Fund did not issue any shares of Common Stock in connection with the Fund’s dividend reinvestment plan.

On February 1, 2013, an additional 3,902,005 shares of Common Stock were issued in connection with the exercise of the underwriters over-allotment option. An amount of $74,528,296 (net of sales load of $3,511,805) was received pursuant to this allotment. An amount of $156,080 ($0.04 per share of the Common Stock) will be used to offset any offering costs as described in Note 1 of the Notes to the Financial Statements.

During the period ended July 31, 2013, the Fund issued 37,000,000 shares of Common Stock in its initial public offering. These shares were all issued at $20.00 per share before a sales load of $0.90 per share. Offering costs of approximately $1,298,000 were accrued and offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

Note 7. Borrowings

The Fund currently is a party to a committed credit facility (the credit facility) with a financial institution. The credit facility provides for a maximum commitment of approximately $378 million. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount

Prudential Global Short Duration High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

During the six months ended January 31, 2015, the Fund utilized the credit facility and had an average daily outstanding loan balance of $286,081,522 during the 184 day period that the facility was utilized, at an average interest rate of 0.91%. The maximum amount of loan outstanding during the period was $316,000,000. There was a balance of $265,000,000 outstanding at January 31, 2015.

Note 8. Subsequent Event

Dividends and Distributions: On February 26, 2015 the Fund declared monthly dividends of $0.125 per share payable on March 31, 2015, April 30, 2015 and May 29, 2015, respectively, to shareholders of record on March 20, 2015, April 17, 2015 and May 15, 2015, respectively. The ex-dividend dates were March 18, 2015, April 15, 2015 and May 13, 2015, respectively.

44

Financial Highlights

(Unaudited)

	Six Months Ended January 31, 2015		Year Ended July 31, 2014		December 26, 2012(a) through July 31, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.45		$18.70		$19.10	*
Income (loss) from investment operations:
Net investment income	.58		1.23		.64
Net realized and unrealized gain (loss) on investment transactions	(.83)		.02		(.26)
Total from investment operations	(.25)		1.25		.38
Less Dividends:
Dividends from net investment income	(1.00)		(1.50)		(.75)
Fund share transactions:
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	-		-	(h)	(.04)
Accretion to net asset value from the exercise of the underwriters over-allotment option (Note 6)	-		-		.01
Total of share transactions	-		-		(.03)
Net asset value, end of period	$17.20		$18.45		$18.70
Market price, end of period	$16.45		$16.94		$17.18
Total Investment Return(c)	3.21%		7.39%		(10.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$703,803		$755,151		$765,475
Average net assets (000)	$731,758		$769,943		$761,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.61%	(e)(f)	1.60%	(e)	1.40%	(e)(f)
Expenses before waivers and/or expense reimbursement	1.61%	(e)(f)	1.60%	(e)	1.43%	(e)(f)
Net investment income	6.42%	(f)	6.56%		5.70%	(f)
Portfolio turnover rate	25%	(g)	65%		34%	(g)
Asset coverage	366%		339%		361%
Total debt outstanding at period-end (000)	$265,000		$316,000		$293,000

* Initial public offering price of $20.00 per share less sales load of $0.90 per share.

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes interest expense of 0.36% for the period ended January 31, 2015, 0.36% for the year ended July 31, 2014 and 0.25% for the period ended July 31, 2013.

(f) Annualized.

(g) Not annualized.

(h) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	45

Other Information

(Unaudited)

Dividend Reinvestment Plan. Unless a holder of Common Stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on Common Stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Stock. The holders of Common Stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the Common Stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of Common Stock and may re-invest that cash in additional Common Stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s Common Stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Stock. The Common Stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Stock from the Fund (“Newly Issued Common Stock”) or (ii) by purchase of outstanding Common Stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the Common Stock plus per share fees (as defined below) is equal to or greater than the NAV per share of Common Stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Stock on behalf of the participants. The number of Newly Issued Common Stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of Common Stock on the payment date, provided that, if the NAV per share of Common Stock is less than or equal to 95% of the closing market price per share of Common Stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Stock on the payment date. If, on the payment date for any Dividend, the NAV per share of Common Stock is greater than the closing market value per share of Common Stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of Common Stock acquired on behalf of the participants in Open-Market Purchases.

46

“Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of Common Stock exceeds the NAV per share of Common Stock, the average per share purchase price paid by the Plan Administrator for Common Stock may exceed the NAV per share of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if the Dividend had been paid in Newly Issued Common Stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Stock at the NAV per share of Common Stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of Common Stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common Stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of Common Stock such as banks, brokers or nominees that hold shares of Common Stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

Prudential Global Short Duration High Yield Fund, Inc.	47

Other Information

(Unaudited) continued

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of Common Stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of Common Stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of Common Stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of Common Stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of

48

termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of Common Stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

Prudential Global Short Duration High Yield Fund, Inc.	49

Privacy Notice

This privacy notice is being provided on behalf of the companies listed in this notice. It describes how information about you is handled and the steps we take to protect your privacy. We call this information “customer data” or just “data.” If you have other Prudential products or relationships, you may receive a separate privacy notice describing the practices that apply to those products or relationships. If your relationship with us ends, we will continue to handle data about you the same way we handle customer data.

Protecting Customer Data

We maintain physical, electronic, and procedural safeguards to protect customer data. The only persons who are authorized to have access to it are those who need access to do their jobs. We require them to keep the data secure and confidential.

Information We Collect

We collect data you give us and data about the products and relationships you have with us, so that we can serve you, including offering products and services to you. It includes, for example:

•	your name and address,
•	income and Social Security number.

We also collect data others give us about you, for example:

•	medical information for insurance applications,
•	consumer reports from consumer reporting agencies, and
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees, for example, group life insurance.

Sharing Data

We may share data with affiliated companies and with other companies so that they can perform services for us or on our behalf. We may, for example, disclose data to other companies for customer service or administrative purposes. We may disclose limited information such as:

•	your name,
•	address, and
•	the types of products you own

to service providers so they can provide marketing services to us.

We may also disclose data as permitted or required by law, for example:

•	to law enforcement officials,
•	in response to subpoenas,
•	to regulators, or
•	to prevent fraud.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Your Financial Security, Your Satisfaction & Your Privacy	Privacy 0019 Ed. 3/2014 MUTU-D5563

We do not disclose data to Prudential affiliates or other companies to allow them to market their products or services to you. We may tell you about a product or service that a Prudential company or other companies offer. If you respond, that company will know that you were in the group selected to receive the information.

Annual Notices

We will send notices at least once a year, as federal and state laws require. We reserve the right to modify this policy at any time.

If you have questions about Prudential’s Privacy Notice please call us. The toll-free number is (800) 236-6848.

Many Prudential Financial companies are required to send privacy notices to their customers. This notice is being provided to customers of the Prudential Financial companies listed below:

Insurance Companies and Separate Accounts

Prudential Insurance Company of America, The

Prudential Annuities Life Assurance Corporation

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Retirement Insurance and Annuity Company (PRIAC)

PRIAC Variable Contract Account A

CG Variable Annuity Account I & II (Connecticut General)

Pruco Insurance Company of Iowa

All separate accounts that include the following names: Prudential, Pruco, or PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.

Prudential Annuities Distributors, Inc.

Global Portfolio Strategies, Inc.

Pruco Securities, LLC

Prudential Investment Management, Inc.

Prudential Investment Management Services LLC

Prudential Investments LLC

Prudential Private Placement Investors, L.P.

Bank and Trust Companies

Prudential Bank & Trust, FSB

Prudential Trust Company

Investment Companies and Other Investment Vehicles

Asia Pacific Fund, Inc., The

Prudential Investments Mutual Funds

Prudential Capital Partners, L.P.

Target Asset Allocation Funds

Target Portfolio Trust, The

Advanced Series Trust

The Prudential Series Fund

Private Placement Trust Investors, LLC

All funds that include the following names: Prudential or PCP

MUTU-D5563

■ MAIL	■ MAIL (OVERNIGHT)	■ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
■ WEBSITE
www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker •

James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842-3170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Short Duration High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the NYSE the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	74433A109

PICE1001E2    0274659-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Short Duration High Yield Fund, Inc.

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2015

By:	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 20, 2015